ANNUAL REPORT

MAY 31, 2000


Mercury
U.S. Small Cap
Growth
Fund


OF MERCURY ASSET
MANAGEMENT FUNDS, INC.



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes have above-average prospects for earnings growth. The Fund may also invest in securities that Fund management believes are undervalued. In addition, the Fund may invest up to 10% of its assets in stocks of companies located in Canada. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master U.S. Small Cap Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.



Mercury U.S. Small Cap Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERCURY MASTER U.S. SMALL CAP
GROWTH PORTFOLIO

SECTOR REPRESENTATION
As a Percentage of Net Assets as of May 31, 2000

A pie chart depicting the following percentages:

Consumer Staples                            1.1%
Autos--Transportation                       1.0%
Technology                                 39.7%
Healthcare                                 13.3%
Cash Equivalents                            4.1%
Financials                                  6.4%
Consumer Discretionary                      9.6%
Utilities                                   5.8%
Producer Durables                           7.5%
Materials & Processing                      2.5%
Energy                                      9.0%


INVESTMENTS AS OF MAY 31, 2000

                                        Percent of
Ten Largest Holdings                    Net Assets

Macrovision Corporation                     2.6%
Littelfuse Inc.                             2.5
Powerwave Technologies, Inc.                2.3
Devon Energy Corporation                    2.2
Globix Corporation                          2.1
Stone Energy Corporation                    2.0
Virata Corporation                          1.9
Aspect Development, Inc.                    1.9
Louis Dreyfus Natural Gas Corp.             1.8
MMC Networks, Inc.                          1.7


                                        Percent of
Ten Largest Industries                  Net Assets

Software Systems                           13.9%
Communications Technology                   9.3
Electronics--Semiconductors--
Components                                  8.3
Services--Commercial                        6.7
Medical & Dental
Instruments & Supplies                      5.3
Biotechnology Research
and Production                              4.3
Computer Services                           4.2
Crude Producers                             4.0
Telecommunications                          3.8
Telecommunication Equipment                 3.5



May 31, 2000
Mercury U.S. Small Cap Growth Fund



DEAR SHAREHOLDER

Fiscal Year in Review
We are pleased to provide you with this first annual report to shareholders. For the period since inception (October 29, 1999) through May 31, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +31.40%, +31.20%, +30.60% and +30.60%, respectively. This is compared to a 16.6% rise for the unmanaged Russell 2000 Growth Index, an 11.8% increase for the unmanaged Russell 2000 Index, and a 5.0% rise for the unmanaged Standard & Poor's 500 (S&P 500) Index for the same period. The Lipper Small Cap Growth Fund average rose 26.0% for the period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6-8 of this report to shareholders.) The Fund outperformed largely as a result of successful stock selection and to a lesser extent because of sector selection. The Fund benefited from both small stocks and growth stocks that were in favor for more than half the period.

Stock selection was driven by a combination of successful technology and healthcare holdings as well as several successful portfolio themes. Contributors to outperformance during the period included EMCORE Corporation (communication semiconductor equipment provider), Powerwave Technologies, Inc. (wireless infrastructure component manufacturer), Aspect Development, Inc. (supply chain and procurement software developer) and Macrovision Corporation (digital rights management software provider) in the technology sector. Cephalon, Inc. (emerging pharmaceutical provider targeting neurological disorders) and Geron Corporation (early stage biotech company targeting stem cell and cellular aging), both of which are in the healthcare sector, also contributed to the Fund's outperformance. In addition, six holdings announced that they had agreed to be acquired during the period, a testament to the consolidation trends within the smaller company segment.

Portfolio investments that contributed to performance during the period included our holdings in wireless infrastructure, communication semiconductor and energy. In terms of sector selection, the Fund benefited from a significant overweighted position in the energy sector and from an underweighted position in the consumer discretionary sector.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


Investment Environment
During the seven months since the Fund's inception, US equity markets rose slightly, disguising a volatile period within the small cap growth and technology sectors. A period of steady share price appreciation for small cap growth stocks was followed by a correction in the share prices of this segment in the latter half of the period. For example, the Russell 2000 Growth Index rose 53.3% from November 30, 1999 to March 10, 2000, followed by a decline of 31.2% from its peak on March 10. Drivers of the correction included the rapid rise in valuations in certain segments of the market (the technology, healthcare and telecommunication sectors) combined with continued Federal Reserve Board efforts to slow economic growth, resulting in the sixth consecutive interest rate increase in May since the summer of 1999. Gross domestic product growth of 5.4% (the third consecutive quarter of growth greater than 5%) in the first quarter of 2000 coupled with Microsoft Corporation's anti-trust case contributed to investor anxiety.

As a result, there have been several shifts in investment sentiment. Investor preference changed from "new economy" companies back to "old economy" companies, from small cap back to large cap and from growth back to value. By May 31, 2000, excessive valuations had been largely wrung out or at least reduced to levels that could somehow be justified using traditional valuation measures.

Despite the higher volatility during the six-month period ended May 31, 2000, smaller companies as measured by the Russell 2000 Index (+5.5%) and the Russell 2000 Growth Index (+5.4%) outperformed the broader market, as measured by the S&P 500 Index (+2.9%). By comparison, the Fund significantly outperformed its benchmarks and the broader market. For the six months ended May 31, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +18.17%, +17.99%, +17.55% and +17.55%, respectively. The
Lipper Small Cap Growth Fund average rose +11.58% for the same period.

Investment Outlook
Long-term investors in the small cap growth segment of the US equity market have come to expect above-average volatility, along with the prospects for above-average returns. This period was no exception, and in fact in some ways magnified this point. While it is difficult to predict the market's exact movements, unprecedented innovations within the technology, telecommunications and healthcare industries offer a very strong case for investors with longer-term investment horizons investing in the small cap segment. In addition, we continue to believe that we are in the early stages of a multi-year small cap outperformance cycle.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


In Conclusion
We thank you for your continued investment in Mercury U.S. Small Cap Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Jeffrey Peek)
Jeffrey Peek
President



(James A. Skinner, III)
James A. Skinner, III
Portfolio Manager



July 3, 2000




May 31, 2000
Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



AGGREGATE ANNUAL TOTAL RETURN

                                         % Return       % Return
                                      Without Sales    With Sales
Class I Shares*                           Charge         Charge**

Inception (10/29/99)
through 3/31/00                           +68.90%        +60.03%

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge          Charge**

Inception (10/29/99)
through 3/31/00                           +68.70%        +59.84%

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                         Without          With
Class B Shares*                            CDSC           CDSC**

Inception (10/29/99)
through 3/31/00                           +68.20%        +64.20%

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                         Without          With
Class C Shares*                            CDSC           CDSC**

Inception (10/29/99)
through 3/31/00                           +68.20%        +67.20%

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


May 31, 2000
Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA (CONTINUED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT

A line graph depicting the growth of the Mercury U.S. Small Cap
Growth Fund's Class I and Class A Shares compared to the Russell 2000 Index and the Russell 2000 Growth Index++++++. Beginning and ending values are:

                                     10/29/99**       5/00

Mercury US Small Cap
Growth Fund++--Class I Shares*        $ 9,600        $12,450

Mercury US Small Cap
Growth Fund++--Class A Shares*        $10,000        $12,431

Russell 2000 Index++++                $10,000        $11,150

Russell 2000 Growth Index++++++       $10,000        $11,660


A line graph depicting the growth of the Mercury U.S. Small Cap
Growth Fund's Class B and Class C Shares to the Russell 2000 Index and the Russell 2000 Growth Index++++++. Beginning and ending values are:

                                     10/29/99**       5/00

Mercury US Small Cap
Growth Fund++--Class B Shares*        $10,000        $12,660

Mercury US Small Cap
Growth Fund++--Class C Shares*        $10,000        $12,960

Russell 2000 Index++++                $10,000        $11,660

Russell 2000 Growth Index++++++       $10,000        $11,180

     *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
    **Commencement of operations.
    ++The Fund invests all of its assets in Mercury Master U.S. Small
      Cap Growth Portfolio of Mercury Asset Management Master Trust. The Portfolio invests primarily in a diversified portfolio of small cap companies located in the United States that fund management believes have above-average prospects for growth.
  ++++This unmanaged Index is comprised of approximately 2,000 smaller-
      capitalization common stocks from various industrial sectors. ++++++This unmanaged Index measures the performance of those Russell
      2000 companies with higher price-to-book ratios and higher forecasted growth values.

      Past performance is not indicative of future results.



May 31, 2000
Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONCLUDED)

RECENT PERFORMANCE RESULTS*

                                             6 Month      Since Inception
As of May 31, 2000                         Total Return     Total Return

Class I                                       +18.17%          +31.40%
Class A                                       +17.99           +31.20
Class B                                       +17.55           +30.60
Class C                                       +17.55           +30.60

*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/29/99.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES
As of May 31, 2000
Mercury U.S. Small Cap Growth Fund
Assets:
Investment in Mercury Master U.S. Small Cap Growth Portfolio, at value
(identified cost--$255,586,181)                                                            $255,451,175
Prepaid registration fees                                                                       146,052
                                                                                           ------------
Total assets                                                                                255,597,227
                                                                                           ------------

Liabilities:
Payable to distributor                                                                          191,659
Payable to administrator                                                                         36,852
Accrued expenses and other liabilities                                                          177,543
                                                                                           ------------
Total liabilities                                                                               406,054
                                                                                           ------------

Net Assets:
Net assets                                                                                 $255,191,173
                                                                                           ============

Net Assets Consist of:
   Class I Shares of Common Stock, $.0001 par value, 100,000,000
   shares authorized                                                                        $       209
   Class A Shares of Common Stock, $.0001 par value, 100,000,000
   shares authorized                                                                                217
   Class B Shares of Common Stock, $.0001 par value, 100,000,000
   shares authorized                                                                                985
   Class C Shares of Common Stock, $.0001 par value, 100,000,000
   shares authorized                                                                                542
   Paid-in capital in excess of par                                                         230,707,749
Undistributed realized capital gains on investments from the Portfolio--net                  24,616,477
Unrealized depreciation on investments from the Portfolio--net                                 (135,006)
                                                                                           ------------
Net assets                                                                                 $255,191,173
                                                                                           ============

Net Asset Value:
Class I--Based on net assets of $27,417,116 and 2,086,987 shares
   outstanding                                                                             $      13.14
                                                                                           ============
Class A--Based on net assets of $28,396,234 and 2,165,091 shares
   outstanding                                                                             $      13.12
                                                                                           ============
Class B--Based on net assets of $128,607,272 and 9,850,145 shares
   outstanding                                                                             $      13.06
                                                                                           ============
Class C--Based on net assets of $70,770,551 and 5,420,540 shares
   outstanding                                                                             $      13.06
                                                                                           ============

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS
For the Period October 29, 1999++ to May 31, 2000
MERCURY U.S. SMALL CAP GROWTH FUND
Investment Income:
Investment income allocated from the Portfolio                                             $    878,681
Expenses allocated from the Portfolio                                                        (1,115,213)
                                                                                           ------------
Net investment loss from the Portfolio                                                         (236,532)
                                                                                           ============

Expenses:
Account maintenance and distribution fees--Class B                        $      722,002
Account maintenance and distribution fees--Class C                               368,035
Administration fee                                                               281,584
Registration fees                                                                116,951
Transfer agent fees--Class B                                                      77,102
Offering costs                                                                    66,698
Account maintenance fees--Class A                                                 45,340
Transfer agent fees--Class C                                                      40,728
Transfer agent fees--Class A                                                      16,946
Printing and shareholder reports                                                  15,377
Professional fees                                                                 14,029
Transfer agent fees--Class I                                                      12,480
Accounting services                                                                1,484
Other                                                                              1,393
                                                                            ------------
Total expenses                                                                                1,780,149
                                                                                           ------------
Investment loss--net                                                                         (2,016,681)
                                                                                           ------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:
Realized gain on investments from the Portfolio--net                                         26,543,423
Unrealized depreciation on investments from the Portfolio--net                                 (135,006)
                                                                                           ------------
Net Increase in Net Assets Resulting from Operations                                       $ 24,391,736
                                                                                           ============

++Commencement of operations.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


STATEMENT OF CHANGES
IN NET ASSETS
For the Period October 29, 1999++ to May 31, 2000
MERCURY U.S. SMALL CAP GROWTH FUND
Increase (Decrease) in Net Assets:
Operations:
Investment loss--net                                                                       $ (2,016,681)
  Realized gain on investments from the Portfolio--net                                       26,543,423
  Unrealized depreciation on investments from the Portfolio--net                               (135,006)
                                                                                           ------------
Net increase in net assets resulting from operations                                         24,391,736
                                                                                           ------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions                          230,699,437
                                                                                           ------------

Net Assets:
Total increase in net assets                                                                255,091,173
Beginning of period                                                                             100,000
                                                                                           ------------
End of period                                                                              $255,191,173
                                                                                           ============

++Commencement of operations.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund



FINANCIAL HIGHLIGHTS
MERCURY U.S. SMALL CAP GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                            For the Period October 29, 1999++
                                                                     to May 31, 2000
Increase (Decrease) in Net Asset Value:             Class I        Class A        Class B        Class C
Per Share Operating Performance:
Net asset value, beginning of period                $  10.00       $  10.00       $  10.00       $  10.00
                                                    --------       --------       --------       --------
Investment loss--net                                    (.04)          (.07)          (.12)          (.11)
Realized and unrealized gain on
investments from the Portfolio--net                     3.18           3.19           3.18           3.17
                                                    --------       --------       --------       --------
Total from investment operations                        3.14           3.12           3.06           3.06
                                                    --------       --------       --------       --------
Net asset value, end of period                      $  13.14       $  13.12       $  13.06       $  13.06
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                    31.40%+++      31.20%+++      30.60%+++      30.60%+++
                                                    ========       ========       ========       ========
Ratios to Average Net Assets:
Expenses++++                                           1.23%*         1.49%*         2.25%*         2.25%*
                                                    ========       ========       ========       ========
Investment loss--net                                   (.63%)*        (.83%)*       (1.62%)*       (1.64%)*
                                                    ========       ========       ========       ========
Supplemental Data:
Net assets, end of period (in thousands)            $ 27,417       $ 28,396       $128,607       $ 70,771
                                                    ========       ========       ========       ========

   *Annualized.
  **Total investment returns exclude the effects of sales charges.
  ++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
 +++Aggregate total investment return.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS

Mercury U.S. Small Cap Growth Fund

1 Significant Accounting Policies:
Mercury U.S. Small Cap Growth Fund (the "Fund") is a part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on October 29, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on October 18, 1999 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $1,926,946 have been reclassified between undistributed net realized capital gains and accumulated net investment loss and $89,735 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2 Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                             Account        Distribution
                                         Maintenance Fee        Fee

Class A                                        .25%              --
Class B                                        .25%             .75%
Class C                                        .25%             .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


May 31, 2000
Mercury U.S. Small Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

For the period October 29, 1999 to May 31, 2000, MFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                   MFD           MLPF&S

Class I                          $   207       $    2,832
Class A                          $20,832       $1,169,329


For the period October 29, 1999 to May 31, 2000, MLPF&S received contingent deferred sales charges of $172,086 and $28,716 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,043 relating to transactions subject to front-end sales charge waivers in Class A.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3 Investments:
Increases and decreases in the Fund's investment in the Portfolio for the period October 29, 1999 to May 31, 2000, were $232,484,712 and $3,205,423, respectively.

4 Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $230,699,437 for the period October 29, 1999 to May 31, 2000.
Transactions in capital shares for each class were as follows:


Class I Shares for the Period October 29, 1999++
to May 31, 2000                                Shares      Dollar Amount

Shares sold                                   2,461,245      $32,784,460
Shares redeemed                                (376,758)      (6,018,012)
                                            -----------      -----------
Net increase                                  2,084,487      $26,766,448
                                            ===========      ===========

++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class A Shares for the Period October 29, 1999++
to May 31, 2000                               Shares       Dollar Amount

Shares sold                                   2,710,717      $30,487,987
Shares redeemed                                (548,126)      (8,112,344)
                                            -----------      -----------
Net increase                                  2,162,591      $22,375,643
                                            ===========      ===========


++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


Class B Shares for the Period October  29, 1999++
to May 31, 2000                                Shares      Dollar Amount

Shares sold                                  10,727,310     $127,257,600
Shares redeemed                                (879,665)     (13,136,170)
                                            -----------     ------------
Net increase                                  9,847,645     $114,121,430
                                            ===========     ============


++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


Class C Shares for the Period October 29, 1999++
to May 31, 2000                                Shares      Dollar Amount

Shares sold                                   5,849,249      $73,641,277
Shares redeemed                                (431,209)      (6,205,361)
                                            -----------      -----------
Net increase                                  5,418,040      $67,435,916
                                            ===========      ===========


++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


May 31, 2000
Mercury U.S. Small Cap Growth Fund

<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

MERCURY U.S. SMALL CAP GROWTH FUND
The Board of Directors and Shareholders, Mercury
U.S. Small Cap Growth Fund (One of the Series constituting Mercury Asset Management Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury U.S. Small Cap Growth Fund as of May 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period October 29, 1999 (commencement of operations) to May 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury U.S. Small Cap Growth Fund as of May 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period October 29, 1999 (commencement of operations) to May 31, 2000 in accordance with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 13, 2000
</AUDIT-REPORT>


May 31, 2000
Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                                            In US Dollars
                                Shares                                                                             Percent of
Industries                       Held                Common Stocks                                       Value      Net Assets
Advertising                      34,700  ++Lamar Advertising Company                                    $  1,392,337    0.5%
Agencies

Air Transportation               78,400  ++Midwest Express Holdings                                        1,631,700    0.6

Banks                           122,936  ++Imperial Bancorp                                                2,182,114    0.9
                                  1,000    Investors Financial Services                                       80,766    0.0
                                163,800    The South Financial Group, Inc.                                 2,067,975    0.8
                                                                                                        ------------  ------
                                                                                                           4,330,855    1.7

Biotechnology                    31,300  ++Aclara Biosciences Inc.                                           825,538    0.3
Research &                       65,700  ++Biosite Diagnostics Incorporated                                1,478,250    0.6
Production                       54,700  ++Cephalon, Inc.                                                  2,830,725    1.1
                                111,700  ++Geron Corporation                                               2,017,581    0.8
                                 15,000  ++Human Genome Sciences, Inc.                                     1,316,250    0.5
                                 43,700  ++Invitrogen Corporation                                          1,742,537    0.7
                                 33,000  ++Transkaryotic Therapies, Inc.                                     825,000    0.3
                                                                                                        ------------  ------
                                                                                                          11,035,881    4.3

Commercial                       92,500  ++QRS Corporation                                                 2,543,750    1.0
Information
Systems

Communications                  163,400  ++Active Voice Corporation                                        1,102,950    0.4
Technology                       36,300  ++Aspect Communications Corporation                               1,456,537    0.6
                                231,600  ++Globix Corporation                                              5,239,950    2.1
                                 22,100  ++Harmonic Inc.                                                     987,594    0.4
                                134,000  ++MMC Networks, Inc.                                              4,371,750    1.7
                                132,400  ++Tekelec                                                         4,369,200    1.7
                                 67,025  ++USinternetworking, Inc.                                         1,202,261    0.5
                                120,200  ++Virata Corporation                                              4,958,250    1.9
                                                                                                        ------------  ------
                                                                                                          23,688,492    9.3

Computer Services                68,000  ++Commtouch Software Ltd.                                         1,287,750    0.5
                                 38,400  ++GoAmerica, Inc.                                                   240,000    0.1
                                 28,200  ++Intertrust Technologies Corporation                               500,550    0.2
                                 94,700  ++Macrovision Corporation                                         6,664,512    2.6
                                 15,800  ++VeriSign, Inc.                                                  2,137,938    0.8
                                                                                                        ------------  ------
                                                                                                          10,830,750    4.2

Copper                           53,900  ++Mueller Industries, Inc.                                        1,583,313    0.6

Crude Producers                  96,200    Devon Energy Corporation                                        5,753,961    2.2
                                142,800  ++Louis Dreyfus Natural Gas Corp.                                 4,587,450    1.8
                                                                                                        ------------  ------
                                                                                                          10,341,411    4.0


May 31, 2000
Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                            In US Dollars
                                Shares                                                                             Percent of
Industries                       Held                Common Stocks                                       Value      Net Assets
Drug--Grocery                    77,800  ++Whole Foods Market, Inc.                                     $  2,703,550    1.1%
Store Chain

Drug--                          167,300  ++Anesta Corp.                                                    2,478,131    1.0
Pharmaceuticals                  85,500  ++SangStat Medical Corporation                                    2,276,438    0.9
                                                                                                        ------------  ------
                                                                                                           4,754,569    1.9

Education                       146,700  ++Education Management Corporation                                2,436,595    1.0
Services

Electrical &                    160,600  ++Littelfuse Inc.                                                 6,444,075    2.5
Electronics

Electronics                      31,000  ++Anaren Microwave, Inc.                                          3,146,500    1.2
                                 32,200    Methode Electronics                                             1,155,175    0.5
                                                                                                        ------------  ------
                                                                                                           4,301,675    1.7

Electronics--                     7,800  ++Affymetrix, Inc.                                                  926,250    0.4
Medical Systems

Electronics--                    23,500    CTS Corporation                                                 1,296,906    0.5
Semi-                            80,100  ++Elantec Semiconductor, Inc.                                     3,043,800    1.2
conductors--                     30,200  ++hi/fn, inc.                                                       873,912    0.3
Components                       27,100  ++Micrel, Inc.                                                    1,727,625    0.7
                                 26,500  ++Plexus Corporation                                              2,212,750    0.9
                                110,500  ++Powerwave Technologies, Inc.                                    5,987,719    2.3
                                106,500  ++QuickLogic Corporation                                          2,722,406    1.1
                                 67,600  ++Stanford Microdevices, Inc.                                     1,259,050    0.5
                                 21,800  ++TriQuint Semiconductor, Inc.                                    2,057,375    0.8
                                                                                                        ------------  ------
                                                                                                          21,181,543    8.3

Financial Data                   65,700  ++The BISYS Group, Inc.                                           4,319,775    1.7
Processing
Services

Health Care                     143,200    Hooper Holmes, Inc.                                             1,467,800    0.6
Management
Services

Identification                   17,500    C&D Technologies, Inc.                                          1,268,750    0.5
Control & Filter
Devices

Machinery--                      55,600  ++EMCORE Corporation                                              3,600,100    1.4
Industrial Specialty

Machinery--                     368,300  ++Newpark Resources, Inc.                                         3,084,513    1.2
Oil Well                        225,900  ++Superior Energy Services, Inc.                                  2,287,238    0.9
Equipment &                                                                                                5,371,751    2.1
Services


May 31, 2000
Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                            In US Dollars
                               Shares                                                                               Percent of
Industries                       Held                Common Stocks                                       Value      Net Assets
Medical & Dental                 29,700  ++ArthroCare Corporation                                       $  2,531,925    1.0%
Instruments &                    83,105  ++Cytyc Corporation                                               4,170,832    1.6
Supplies                        192,100  ++Henry Schein, Inc.                                              3,385,763    1.3
                                 29,900  ++Novoste Corporation                                             1,130,594    0.5
                                 72,500  ++ResMed Inc.                                                     1,740,000    0.7
                                 24,500  ++Sequenom Inc.                                                     502,250    0.2
                                                                                                        ------------  ------
                                                                                                          13,461,364    5.3

Medical Services                128,300  ++CryoLife, Inc.                                                  2,205,156    0.9

Metals & Minerals                82,300  ++Stillwater Mining Company                                       2,309,544    0.9

Oil--Crude                       43,600  ++Newfield Exploration Company                                    1,825,750    0.7
Producers                        84,100  ++Stone Energy Corporation                                        5,177,406    2.0
                                                                                                        ------------  ------
                                                                                                           7,003,156    2.7

Paper                            73,200    Caraustar Industries, Inc.                                      1,212,375    0.5

Power Transmission               70,100    Regal-Beloit Corporation                                        1,174,175    0.5
Equipment

Production--                     65,900  ++ATMI, Inc.                                                      2,528,913    1.0
Technology                       68,100  ++Photronics, Inc.                                                1,634,400    0.6
Equipment                                                                                               ------------  ------
                                                                                                           4,163,313    1.6

Retail                           38,100  ++Land's End, Inc.                                                1,171,575    0.5

Savings & Loans                  86,900  ++Golden State Bancorp Inc.                                       1,526,181    0.6

Security Brokerage               41,400  ++Investment Technology Group, Inc.                               1,397,250    0.5
& Services                      147,500    Jeffreries Group, Inc.                                          2,977,656    1.2
                                209,600  ++Wit Capital Group, Inc.                                         1,624,400    0.6
                                                                                                        ------------  ------
                                                                                                           5,999,306    2.3


Services--                       81,800    ABM Industries, Inc.                                            1,896,738    0.8
Commercial                       75,800  ++Administaff, Inc.                                               3,936,863    1.5
                                236,700  ++Armor Holdings, Inc.                                            2,588,906    1.0
                                 74,200  ++ChoicePoint Inc.                                                3,000,462    1.2
                                 84,000  ++Getty Images, Inc.                                              2,766,750    1.1
                                 61,500  ++Korn/Ferry International                                        1,329,937    0.5
                                 73,500  ++MAXIMUS, Inc.                                                   1,525,125    0.6
                                                                                                        ------------  ------
                                                                                                          17,044,781    6.7


May 31, 2000
Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                            In US Dollars
                               Shares                                                                               Percent of
Industries                      Held                 Common Stocks                                       Value      Net Assets
Software Systems                 28,600  ++Agile Software Corporation                                   $  1,197,625    0.5%
                                 81,600  ++Aspect Development, Inc.                                        4,773,600    1.9
                                 59,600  ++Aware, Inc.                                                     2,637,300    1.0
                                 41,300  ++BackWeb Technologies Ltd.                                         629,825    0.2
                                 22,600  ++Check Point Software Technologies Ltd.                          4,245,975    1.7
                                 28,400  ++Digimarc Corporation                                              749,050    0.3
                                 23,700  ++HNC Software Inc.                                                 971,700    0.4
                                 38,200  ++MDSI Mobile Data Solutions Inc.                                   768,775    0.3
                                 26,200  ++Macromedia, Inc.                                                2,099,275    0.8
                                 83,200  ++Mercator Software, Inc.                                         2,475,200    1.0
                                 70,158  ++NetIQ Corporation                                               2,376,591    0.9
                                 35,500  ++Numerical Technologies, Inc.                                    1,471,031    0.6
                                  4,800  ++Open Market, Inc.                                                  51,000    0.0
                                 52,200  ++Peregrine Systems, Inc.                                         1,083,150    0.4
                                 25,000  ++Preview Systems, Inc.                                             265,625    0.1
                                 53,400  ++SeaChange International, Inc.                                   1,368,375    0.5
                                 13,900  ++SmartServ Online, Inc.                                            637,663    0.3
                                247,100  ++Smith-Gardner & Associates, Inc.                                1,498,044    0.6
                                 34,400  ++TIBCO Software Inc.                                             1,913,500    0.7
                                 43,700  ++Ulticom, Inc.                                                   1,125,275    0.4
                                 52,100  ++Verity, Inc.                                                    1,758,375    0.7
                                 58,500  ++WebTrends Corporation                                           1,499,063    0.6
                                                                                                        ------------  ------
                                                                                                          35,596,017   13.9

Steel                           227,700  ++Weirton Steel Corporation                                       1,038,881    0.4

Telecommuni-                     63,300  ++ANTEC Corporation                                               3,180,825    1.2
cation                           55,100  ++American Tower Corporation (Class A)                            2,045,587    0.8
Equipment                       101,900  ++SBA Communications Corporation                                  3,795,775    1.5
                                                                                                        ------------  ------
                                                                                                           9,022,187    3.5

Telecommuni-                     70,450  ++CoreComm Limited                                                1,386,984    0.5
cations                         109,700  ++ITC/\DeltaCom, Inc.                                             1,995,169    0.8
                                110,000  ++Insight Communications Company, Inc.                            1,560,625    0.6
                                 93,300  ++Microcell Telecommunications Inc.                               3,452,100    1.4
                                 42,300  ++WinStar Communications, Inc.                                    1,200,263    0.5
                                                                                                        ------------  ------
                                                                                                           9,595,141    3.8


May 31, 2000
Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                                                            In US Dollars
                               Shares                                                                               Percent of
Industries                      Held                 Common Stocks                                       Value      Net Assets
Truckers                         35,400    USFreightways Corporation                                    $    971,288    0.4%

Utilities--                      21,300  ++Advanced Radio Telecom Corp.                                      218,325    0.1
Telecommuni-                    260,500  ++Motient Corporation                                             2,360,781    0.9
cations                         116,200  ++Price Communications Corporation                                2,650,813    1.0
                                                                                                        ------------  ------
                                                                                                           5,229,919    2.0

                                           Total Common Stocks
                                           (Cost--$245,014,274)                                          244,879,281   95.9

                                           Total Investments
                                           (Cost--$245,014,274)                                          244,879,281   95.9


                                           Time Deposit*                                                   9,144,000    3.6

                                           Other Assets Less Liabilities                                   1,428,025    0.5
                                                                                                        ------------  ------
                                           Net Assets                                                   $255,451,306  100.0%
                                                                                                        ============  ======


 *Time deposit bears interest at 6.75% and matures on 6/01/2000.
++Non-income producing security.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES
As of May 31, 2000
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Assets:
Investments, at value (identified cost--$245,014,274)                                      $244,879,281
Cash                                                                                            631,838
Time deposit                                                                                  9,144,000
Receivables:
 Securities sold                                                            $  3,268,546
 Contributions                                                                   729,732
 Dividends                                                                         7,375
 Interest                                                                          1,715      4,007,368
                                                                            ------------
Prepaid expenses                                                                                 14,464
                                                                                           ------------
Total assets                                                                                258,676,951
                                                                                           ------------

Liabilities:
Payables:
 Securities purchased                                                          2,704,654
 Withdrawals                                                                     330,742
 Investment adviser                                                              129,057      3,164,453
                                                                            ------------
Accrued expenses and other liabilities                                                           61,192
                                                                                           ------------
Total liabilities                                                                             3,225,645
                                                                                           ------------

Net Assets:
Net assets                                                                                 $255,451,306
                                                                                           ============
Net Assets Consist of:
Partners' capital                                                                          $255,586,299
Unrealized depreciation on investments                                                         (134,993)
                                                                                           ------------
Net assets                                                                                 $255,451,306
                                                                                           ============

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund

STATEMENT OF OPERATIONS
For the Period October 29, 1999++ to May 31, 2000
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Investment Income:
Interest and discount earned                                                              $     756,679
Dividends                                                                                       122,002
                                                                                          -------------
Total income                                                                                    878,681
                                                                                          -------------

Expenses:
Investment advisory fees                                                   $     986,257
Custodian fees                                                                    61,282
Trustees' fees and expenses                                                       22,500
Offering costs                                                                    20,250
Professional fees                                                                 14,787
Accounting services                                                                5,459
Pricing fees                                                                         161
Other                                                                              4,517
                                                                           -------------
Total expenses                                                                                1,115,213
                                                                                          -------------
Investment loss--net                                                                           (236,532)
                                                                                          -------------

Realized & Unrealized Gain (Loss) on Investments--Net:
Realized gain from investments--net                                                          26,543,442
Unrealized depreciation on investments--net                                                    (134,993)
                                                                                          -------------
Net Increase in Net Assets Resulting from Operations                                      $  26,171,917
                                                                                          =============

++Commencement of operations.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund

STATEMENT OF CHANGES
IN NET ASSETS
For the Period October 29, 1999++ to May 31, 2000
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Increase (Decrease)in Net Assets:
Operations:
Investment loss--net                                                                      $    (236,532)
Realized gain on investments--net                                                            26,543,442
Unrealized depreciation on investments--net                                                    (134,993)
                                                                                          -------------
Net increase in net assets resulting from operations                                         26,171,917
                                                                                          -------------

Net Capital Contributions:
Increase in net assets derived from net capital contributions                               229,179,289
                                                                                          -------------

Net Assets:
Total increase in net assets                                                                255,351,206
Beginning of period                                                                             100,100
                                                                                          -------------
End of period                                                                             $ 255,451,306
                                                                                          =============

++Commencement of operations.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
The following ratios have been derived from information provided in the financial statements.

                                                                                          For the Period
                                                                                        October 29, 1999++
                                                                                         to May 31, 2000
Ratios to Average Net Assets:
Expenses                                                                                           .79%*
                                                                                           ============
Investment loss--net                                                                              (.17%)*
                                                                                           ============

Supplemental Data:
Net assets, end of period (in thousands)                                                   $    255,451
                                                                                           ============
Portfolio turnover                                                                               76.81%
                                                                                           ============

 *Annualized.
++Commencement of operations.

See Notes to Financial Statements.


May 31, 2000
Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

1 Significant Accounting Policies:
Mercury Master U.S Small Cap Growth Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

*Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.


May 31, 2000
Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

2 Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management US ("Mercury US"), a division of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner.

Mercury US is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. Mercury US has entered into a Sub-Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International") with respect to the Portfolio, pursuant to which Mercury USmay provide investment advisory services with respect to the Portfolio's assets. Mercury US has agreed to pay Mercury International a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury US actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

Accounting services are provided to the Portfolio by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury
International, FAM, PSI, and/or ML & Co.

3 Investments:
Purchases and sales of investments, excluding short-term securities, for the period October 29, 1999 to May 31, 2000 were $377,237,731 and $158,996,857, respectively.

Net realized gains (losses) for the period October 29, 1999 to May 31, 2000 and net unrealized losses as of May 31, 2000 were as follows:

                                              Realized        Unrealized
                                           Gains (Losses)       Losses

Investments:
     Long-term investments               $   26,773,399     $   (134,993)
     Financial futures contracts               (229,957)              --
                                         --------------     ------------
Total investments                        $   26,543,442     $   (134,993)
                                         ==============     ============



As of May 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $2,010,172, of which $47,970,310 related to appreciated securities and $49,980,482 related to depreciated securities. At May 31, 2000, the aggregate cost of investments for Federal income tax purposes was $246,889,453.



MAY 31, 2000

MERCURY U.S. SMALL CAP GROWTH FUND


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
The Board of Trustees and Investors, Mercury
Master U.S. Small Cap Growth Portfolio (One of the Series constituting Mercury Asset Management Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master U.S. Small Cap Growth Portfolio, including the schedule of investments, as of May 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period October 29, 1999 (commencement of operations) to May 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master U.S. Small Cap Growth Portfolio as of May 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period October 29, 1999 (commencement of operations) to May 31, 2000 in accordance with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 13, 2000
</AUDIT-REPORT>


May 31, 1999
Mercury U.S. Small Cap Growth Fund



OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260